Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(3)	Total Shareholder Return ($) (4)	Comparator Group Total Shareholder Return ($) (5)	Net Income ($, in thousands) (6)	Adjusted EBITDA ($, in thousands) (7)
2025	11,523,150	10,514,342	2,850,104	2,755,716	111.92	124.14	19,432	120,918
2024	4,922,838	4,093,807	1,528,847	1,337,577	131.56	141.92	18,925	113,836
2023	4,928,318	7,338,517	1,574,767	2,309,574	141.43	118.47	25,385	99,483

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Tomasso as calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Tomasso during the applicable year.
(2) The dollar amounts reported in this column represent the average of the amounts reported for our NEOs as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included in such group for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2024, Mr.. Hope and Mr. Wolszczak, and (ii) for fiscal 2025, Mr. Hope, Mr. Hartman, Ms. Sorensen and Mr. Wolszczak.

PEO Total Compensation Amount	$ 11,523,150	$ 4,922,838	$ 4,928,318
PEO Actually Paid Compensation Amount	$ 10,514,342	4,093,807	7,338,517
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to his total compensation for each applicable year to determine the compensation actually paid:

	PEO ($)
	2025	2024	2023
Summary Compensation Table Total	11,523,150	4,922,838	4,928,318
Subtract Summary Compensation Table Value of Stock Awards	9,576,365	2,999,987	2,499,993
Add Covered Year-End Fair Value of Stock Awards Granted during Covered Year that are Outstanding and Unvested at Covered Year-End	8,914,245	2,262,999	3,237,748
Add Change in Fair Value as of Covered Year-End (Compared to Prior Year-End) of Prior Year Stock Awards and Option Awards that are Outstanding and Unvested at Covered Year-End*	(374,898)	(303,304)	1,371,164
Add Vesting Date Fair Value of Stock Awards that were Granted and Vested during the Covered Year	—	—	—
Add Change in Fair Value as of Vesting Date (Compared to Prior Year-End) of Prior Year Stock Awards and Option Awards that Vested during the Covered Year	28,210	211,261	301,280
Compensation Actually Paid	10,514,342	4,093,807	7,338,517
_____________________________________
* The valuation adjustments used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 2,850,104	1,528,847	1,574,767
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,755,716	1,337,577	2,309,574
Adjustment to Non-PEO NEO Compensation Footnote
(3) The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO) in each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such group of NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid:

	Non-PEO NEOs ($)
	2025	2024	2023
Summary Compensation Table Total	2,850,104	1,528,847	1,574,767
Subtract Summary Compensation Table Value of Stock Awards	2,054,159	699,983	574,993
Add Covered Year-End Fair Value of Stock Awards Granted during Covered Year that are Outstanding and Unvested at Covered Year-End	2,039,018	528,023	744,675
Add Change in Fair Value as of Covered Year-End (Compared to Prior Year-End) of Prior Year Stock Awards and Option Awards that are Outstanding and Unvested at Covered Year-End*	(84,158)	(82,380)	382,516
Add Vesting Date Fair Value of Stock Awards that were Granted and Vested during the Covered Year	—	—	—
Add Change in Fair Value as of Vesting Date (Compared to Prior Year-End) of Prior Year Stock Awards and Option Awards that Vested during the Covered Year	4,911	63,070	182,609
Compensation Actually Paid	2,755,716	1,337,577	2,309,574
_____________________________________
* The valuation adjustments used to calculate fair values did not materially differ from those disclosed at the time of grant.
Adjustments for pension, dividend payments and forfeiture of stock awards that failed to vest are not covered as the Company does not have supplemental executive retirement plans, does not pay dividends on equity awards and no stock awards held by any of the applicable named executive officers for 2025, 2024 and 2023 were forfeited due to a failure to vest during such years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Adjusted EBITDA Total Revenue Unit Growth
Total Shareholder Return Amount	$ 111.92	131.56	141.43
Peer Group Total Shareholder Return Amount	124.14	141.92	118.47
Net Income (Loss)	$ 19,432,000	$ 18,925,000	$ 25,385,000
Company Selected Measure Amount	120,918,000	113,836,000	99,483,000
PEO Name	Mr. Tomasso	Mr. Tomasso	Mr. Tomasso
Additional 402(v) Disclosure	Total shareholder return (TSR) is based upon an initial investment of $100 on December 23, 2022, the last trading day before the start of fiscal 2023. No dividends have been declared on our Common Stock during the measurement period. Represents peer group TSR. The peer group used for this purpose is the following published industry index: S&P Restaurants Index, which is the same peer group as reported in Part II, Item 5 in the Form 10-K. The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year. Adjusted EBITDA is defined as net income before depreciation and amortization, interest expense, income taxes and items that we do not consider in the evaluation of our ongoing core operating performance. Adjusted EBITDA is a non-GAAP financial measure. For a discussion and reconciliation of Adjusted EBITDA to Net Income, the most comparable corresponding GAAP measure, see Appendix A - Non-GAAP Financial Measure Reconciliations. We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company for the most recently completed fiscal year to link compensation actually paid to our NEOs to Company performance.
Tabular List of Financial Performance Measures
We consider the following performance measures to be the most important performance measures used by the Company to link compensation actually paid to our NEOs in fiscal 2025 to Company performance:
Adjusted EBITDA
Total Revenue
Unit Growth
	All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of the Company under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation by reference language in any such filing.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Unit Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,576,365)	$ (2,999,987)	$ (2,499,993)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,914,245	2,262,999	3,237,748
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(374,898)	(303,304)	1,371,164
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,210	211,261	301,280
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,054,159)	(699,983)	(574,993)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,039,018	528,023	744,675
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,158)	(82,380)	382,516
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,911	$ 63,070	$ 182,609